TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Disclosure of Income Tax Payable

	US Dollars
Figures in millions	2022	2021	2020

Balance at beginning of year	(10)	139	62
Refunds during the year	32	20	—
Payments during the year	(166)	(336)	(431)
Taxation of items included in the income statement	231	248	562
Offset of VAT and other taxes	(84)	(87)	(41)
Transfer of Siguiri tax asset to non-current trade and other receivables	4	—	—
Withholding tax transferred from (to) trade, other payables and provisions	—	7	(7)
Discounting of tax receivable	—	1	—
Transfer from tax receivable relating to North America	—	—	(4)
Translation	1	(2)	(2)
Balance at end of year	8	(10)	139
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(37)	(49)	(14)
Taxation liability	45	39	153
	8	(10)	139